Trading assets	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Trading assets

10	Trading assets

	2023	2022
	£m	£m
Treasury and other eligible bills	4,808	3,712
Debt securities	27,724	21,873
Equity securities	50,020	38,330
Trading securities	82,552	63,915
Loans and advances to banks[1]	5,094	3,987
Loans and advances to customers[1]	13,050	11,976
At 31 Dec	100,696	79,878
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.